Schedule of number of shares under option (Details) - shares	Dec. 31, 2025	Mar. 20, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares option	2,672,083		2,672,083	1,107,083
2021 Enterprise Management Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares option		309,584
2024 Enterprise Management Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares option		2,010,375
2024 Red Cloud Holdings PLC Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares option		352,125